Events After the Reporting Period	6 Months Ended
Dec. 31, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period

Note 25. Events after the reporting period

Management has considered subsequent events through the date these consolidated financial statements were issued:

On March 11, 2025 the Company received a letter from the staff of the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it has not regained compliance with Nasdaq Listing Rule 5550(a)(2) due to the closing bid price of its listed securities remaining below $1.00 per share over 30 consecutive business days as of September 10, 2024, and failing to reach $1.00 for more than 10 consecutive business days thereafter.

On March 13, 2025, the Company appealed the Staff’s determination to a Hearings Panel and intends to present a plan to regain and maintain compliance with Nasdaq Listing Rule 5550(a)(2) by executing a reverse share split, and such appeal automatically stays any potential delisting and the filing of the Form 25-NSE pending the hearing and decision of the Hearings Panel.

On April 4, 2025, the Company was granted an exception by Nasdaq until May 30, 2025 to effect the reverse stock split and thereafter regain compliance with the Bid Price Rule. In the event the Company fails to regain compliance with the Bid Price Rule by that date, its securities will be delisted.

On March 14, 2025, the Board of Directors approved and authorized the convening of an extraordinary shareholders’ meeting upon completion of all necessary formalities to consider and vote on the proposed reverse share split.

On March 19, the Board of Directors reviewed and discussed the appropriate minimum and maximum ratio to be informed to Nasdaq in connection with the Reverse Stock Split. After due consideration of market conditions and regulatory requirements, the Board recommends a ratio within the range of 2 to 10. This recommended range will be subject to further confirmation by the Board at the time of convening the extraordinary shareholders’ meeting (“EGM”). The final ratio will ultimately be determined and approved by the shareholders during the EGM.

On March 24, 2025 the State of Delaware approved the dissolution of the non-operative subsidiary Lightjump Acquisition Corporation.

As of the date of issuance of these financial statements, the Company is in the process of filing the transfer of jurisdiction of incorporation from the Grand Duchy of Luxembourg to the Cayman Islands, as an exempted company incorporated under the laws of such country.

On April 7, 2025, it was notified of an extraordinary general meeting of the shareholders (“EGM”) to be held on April 22, 2025. Matters submitted to the Extraordinary General Meeting include the approval of the transfer of the central administration (administration centrale) and registered office (siège social) of the Company from the Grand Duchy of Luxembourg to the Cayman Islands, and to set the registered office of the Company at c/o Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009, Cayman Islands, with effect as from the Effective Date (as defined in the convening notice), to acknowledge the Migration (as defined in the convening notice) and to approve the Share Capital Reduction (as defined in the convening notice) of the Company so as to reduce the share capital pursuant to the Consolidation Ratio (as defined in the convening notice), which will be set between 2:1 and 10:1.

On April 7, 2025, Mr. Gastón Paladini and Mr. Esteban Corley informed Moolec Science SA of their resignations as Members of the Board of Directors, effective as of April 22, 2025, immediately following the conclusion of the Extraordinary General Meeting (EGM), or by 11:59 p.m. Luxembourg time on that same day, whichever occurs first. In addition, Mr. Paladini will also resign as Chairman of the Board and Chief Executive Officer (CEO) of the Company, effective as of the same date.

The scheduled EGM will consider the potential appointment of two new members for the Company’s Board. The Board of Directors will announce in due time the Company’s new Chief Executive Officer before April 22, 2025. All Board members remain fully committed to the Company’s operations and strategic objectives, and will continue working diligently and with dedication to deliver value to its stakeholders.